Goldman Sachs Future Health Care Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goldman Sachs Future Health Care Equity ETF | Goldman Sachs Future Health Care Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.59%)	4.90%	(16.91%)